Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information
Summary of Non-current Assets by Geographical Area	The Company operates in a single operating segment, being the biopharmaceutical segment.
	2020	2019
	$	$
Germany	9,341	8,969
United States	50	101
Canada	0	1
	9,391	9,071

Summary of Revenues by Geographical Area

Revenues by geographical area have been allocated to geographic regions based on the country of residence of the Company’s external customers or licensees and are detailed as follows:

	Years ended December 31,
	2020	2019
	$	$
Ireland	73	74
Switzerland	905	—
United States	—	—
China	—	—
Denmark	2,655	413
British Virgin Islands	—	—
Other	19	45
	3,652	532

Summary of Major Customers

Major customers representing 10% or more of the Company’s revenues in each of the last three years are as follows:

	Years ended December 31,
	2020	2019
	$	$
Company 1	74	74
Company 2	3,560	458
Company 3	—	—
Company 4	—	—
Company 5	18	—